Provisions, income tax liabilities and other liabilities - Summary of Sensitivity for Pensions and Other Post-Employment Benefits to Changes in Key Actuarial Assumptions (Details) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Possible decrease in actuarial assumption		(0.50%)
General inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Possible increase in actuarial assumption		0.50%
Pension benefit indexation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Possible increase in actuarial assumption		0.50%
Healthcare cost inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Possible increase in actuarial assumption		0.50%
Mortality table
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Possible increase in mortality table (in years)	1 year
France | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation		€ 90
France | General inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation		56
France | Pension benefit indexation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation		57
France | Healthcare cost inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation		0
France | Mortality table
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation		56
Germany | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation		190
Germany | General inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation		267
Germany | Pension benefit indexation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation		264
Germany | Healthcare cost inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation		0
Germany | Mortality table
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation		86
US | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation		103
US | General inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation		0
US | Pension benefit indexation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation		0
US | Healthcare cost inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation		41
US | Mortality table
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation		59
UK | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation		161
UK | General inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation		95
UK | Pension benefit indexation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation		93
UK | Healthcare cost inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation		43
UK | Mortality table
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation		€ 118